Derivative Financial Instruments - Kyndryl-Related Transactions (Details) - USD ($) shares in Millions, $ in Millions		12 Months Ended
	May 19, 2022	Dec. 31, 2022
Cash-settled swap
Derivative Financial Instruments
Notional amount	$ 311
Equity securities, gain (loss)		$ (83)
Kyndryl Holdings, Inc
Derivative Financial Instruments
Disposition of investment (in shares)	22.3